Property, Plant and Equipment, Net (Details) - USD ($)	6 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Property, Plant and Equipment, Net (Details) [Line Items]
Depreciation expense	$ 62,751	$ 44,340
Vehicles [Member]
Property, Plant and Equipment, Net (Details) [Line Items]
Reported loss	53,756
Office Equipment [Member]
Property, Plant and Equipment, Net (Details) [Line Items]
Reported loss	$ 2,733